Group plc balance sheet (Parenthetical) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Cash	£ 439,000,000	£ 467,000,000
Cash equivalents	82,000,000	59,000,000
Dividends to shareholders		2,350,000,000
British Telecommunications plc [Member]
Statements [Line Items]
Cash	232,000,000	253,000,000
Cash equivalents	56,000,000	33,000,000
Dividends received	2,057,000,000	1,351,000,000
Dividends to shareholders	£ 0	£ 2,350,000,000